Warrants for Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of warrants outstanding for common stock
At December 31, 2016 and 2015 warrants outstanding for common stock of the Company were as follows:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2016	8,622,486	$0.48
Granted	2,162,000	—
Exercised	—	—
Canceled	(96,400)	0.50
Balance at December 31, 2016	10,688,086	$0.48

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2015	5,937,386	$0.66
Granted	2,917,000	0.29
Exercised	—	—
Canceled	(231,900)	2.18
Balance at December 31, 2015	8,622,486	$0.48

Information about stock warrants
The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$12.50 – $17.50	104,845	$12.50	6.79	104,845	$12.50
$0.13 – $2.50	10,583,241	$0.30	2.88	10,583,241	$0.30
	10,688,086			10,688,086

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$12.50 – $17.50	104,845	$13.03	6.62	104,845	$13.03
$0.25 – $2.50	8,517,641	$0.39	3.17	8,517,641	$0.31
	8,622,486			8,622,486

Fair value of each warrant
These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes Option Pricing Model using the following assumptions:

	2016	2015
Risk free interest rates	1.25% – 1.72%	0.77% – 1.73%
Expected life	5 years	5 years
Estimated volatility	422.9% – 667.5%	629.8% – 788.7%
Dividend yield	—%	—%